INVESTMENT IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2020
Investments in and Advances to Affiliates [Abstract]
Summary of Financial Information
Summarized financial information of TAT-Engineering LLC:

	December 31,
	2020	2019
Balance sheets:
Current assets	$320	$466
Non-current assets	1,211	1,383
Current liabilities	1,088	1,040

	Year ended December 31,
	2020	2019	2018
Statements of operation:
Revenues	$413	$877	$1,534
Gross loss	(153)	(228)	(154)
Loss from continuing operations	(365)	(291)	(266)
Net losses attributable to the Company	(185)	(132)	(140)